Schedule of short-term investments (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
DisclosureOfShortTermInvestmentsLineItems [Line Items]
Short-term investments, classified as cash equivalents	R$ 373,689	R$ 1,173,942
Current investments	291,363	984,112
Non current investments	82,326	189,830
Local Currency [Member]
DisclosureOfShortTermInvestmentsLineItems [Line Items]
Total investments	R$ 302,140	1,103,867
Local Currency [Member] | Government Bonds [Member]
DisclosureOfShortTermInvestmentsLineItems [Line Items]
Weighted average rate equivalent	99.8% of CDI
Total investments	R$ 2,042	22,465
Local Currency [Member] | Private Bonds [Member]
DisclosureOfShortTermInvestmentsLineItems [Line Items]
Weighted average rate equivalent	98.1% of CDI
Total investments	R$ 288,056	468,895
Local Currency [Member] | Investment funds [member]
DisclosureOfShortTermInvestmentsLineItems [Line Items]
Weighted average rate equivalent	55.4% of CDI
Total investments	R$ 12,042	612,507
Foreign Currency [Member]
DisclosureOfShortTermInvestmentsLineItems [Line Items]
Total investments	R$ 71,549	70,075
Foreign Currency [Member] | Private Bonds [Member]
DisclosureOfShortTermInvestmentsLineItems [Line Items]
Weighted average rate equivalent	0.2
Total investments	R$ 33,570	33,620
Foreign Currency [Member] | Investment funds [member]
DisclosureOfShortTermInvestmentsLineItems [Line Items]
Weighted average rate equivalent	29.6
Total investments	R$ 37,979	R$ 36,455